Related Party Transactions (Summary Of Related Party Outstanding Balances) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Related Party Transaction [Line Items]
Miscellaneous	$ 91,924	$ 59,304
Axis Business [Member]
Related Party Transaction [Line Items]
Accounts and notes receivable	2,754	1,999
Other receivables	16,773	73,664
Miscellaneous	9,664	7,081
Accounts payable	$ 17,694	$ 5,514